Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Segments, Geographical Areas [Abstract]
Summary of revenue by geographical location
The following table presents revenue by geographic location:

	Three Months Ended October 31,		Nine Months Ended October 31,
	2021	2020	2021	2020
United States	$6,226	$6,310	$17,210	$20,309
International	687	703	2,155	1,517

Total	$6,913	$7,013	$19,365	$21,826

The following table presents revenue by geographic location:

	2021	2020
	(in thousands)
United States	$27,147	$23,123
International	2,080	39

Total	$29,227	$23,162